INITIAL PUBLIC OFFERING (Details) - $ / shares	Aug. 24, 2020	Aug. 20, 2020	Dec. 31, 2021	Aug. 18, 2020
Public Warrants [Member]
Sale of Securities, Initial Public Offering
Warrants exercise price			$ 0.01
Initial Public Offering [Member]
Sale of Securities, Initial Public Offering
Number of units sold (in shares)		23,000,000
Purchase price per unit				$ 10.00
Initial Public Offering [Member] | Public Warrants [Member]
Sale of Securities, Initial Public Offering
Number of shares in a unit	1
Number of warrants in a unit	0.50
Warrants exercise ratio	1
Warrants exercise price	$ 11.50
Over Allotment Option [Member]
Sale of Securities, Initial Public Offering
Number of units sold (in shares)	3,000,000
Purchase price per unit	$ 10.00
Class A Common Stock [Member] | Initial Public Offering [Member]
Sale of Securities, Initial Public Offering
Purchase price per unit				$ 10.00